Related Party Transactions - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2019 TWD ($) shares	Jul. 31, 2019 USD ($) shares	Feb. 28, 2018 TWD ($) shares	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)
ASE Cultural and Educational Foundation [member] | Environmental charity [member]
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions				$ 100,000	$ 3,343	$ 100,000	$ 3,343	$ 100,000	$ 3,343
Associates [member]
Disclosure of transactions between related parties [line items]
Real estate properties acquired				$ 2,326,000						$ 77,767
USI Enterprise Limited [member]
Disclosure of transactions between related parties [line items]
Repurchase of outstanding ordinary shares | shares	2,805	2,805	1,283
Value of ordinary shares purchased	$ 1,247,187	$ 41,698	$ 653,244